Advances to Suppliers (Tables)	12 Months Ended
Dec. 31, 2018
Advances to Suppliers - Third Parties and Related Party, Net [Abstract]
Schedule of advance to suppliers
	2018	2017

Advances to suppliers	$152,751	$386,241